PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT.
PROPERTY, PLANT AND EQUIPMENT

20.PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment is comprised of the following:

	Land,
	buildings and	Technical	Office and
	leasehold	equipment and	other	Assets under
in € thousand	improvements	machinery	equipment	construction	Total
Costs of acquisition or construction:
1/1/2025	235	16,509	15,968	470	33,182
Additions	94	190	159	1,043	1,487
Disposals/Retirements	—	(583)	(43)	—	(625)
Foreign exchange differences	(1)	(186)	(165)	—	(354)
12/31/2025	328	15,928	15,920	1,513	33,690
Accumulated depreciation:
1/1/2025	739	(14,496)	(14,145)	—	(27,902)
Depreciation	(860)	192	(484)	—	(1,151)
Disposals/Retirements	—	544	43	—	586
Foreign exchange differences	1	156	124	—	281
12/31/2025	(121)	(13,604)	(14,461)	—	(28,186)
Carrying amount:
1/1/2025	973	2,013	1,824	470	5,280
12/31/2025	207	2,324	1,459	1,513	5,503

	Land,
	buildings and	Technical	Office and
	leasehold	equipment and	other	Assets under
in € thousand	improvements	machinery	equipment	construction	Total
Costs of acquisition or construction:
1/1/2024	220	16,330	15,386	513	32,449
Additions	14	278	774	53	1,120
Disposals/Retirements	—	(184)	(253)	(96)	(533)
Foreign exchange differences	—	86	61	—	147
12/31/2024	235	16,509	15,968	470	33,182
Accumulated depreciation:
1/1/2024	(71)	(13,314)	(13,359)	—	(26,744)
Depreciation	(21)	(653)	(803)	—	(1,477)
Disposals/Retirements	831	(461)	61	—	432
Foreign exchange differences	—	(68)	(44)	—	(113)
12/31/2024	739	(14,496)	(14,145)	—	(27,902)
Carrying amount:
1/1/2024	149	3,016	2,027	513	5,704
12/31/2024	973	2,013	1,824	470	5,280

Property, plant and equipment includes right-of-use assets amounting to €6,730 thousand as of December 31, 2025 (December 31, 2024: €7,812 thousand). For further information see note 21. Leases.